Schedule H, line 4i–Schedule of Assets (Held at End of Year) (Details) - EBP 010 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Entity tax identification number	74-1828067
Plan number	010
Participant loans	$ 6,748,759
Total current value	$ 360,780,444
Minimum [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Participant loans, interest rate	4.25%
Maximum [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Participant loans, interest rate	9.50%
Total Mutual Funds [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	$ 296,831,730
Investment, Identifier [Axis]: Valero Energy Corporation [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	26,577,045
Investment, Identifier [Axis]: Vanguard Balanced Index Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	7,972,036
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	185,430
Investment, Identifier [Axis]: Vanguard Explorer Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	5,262,432
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	42,833,594
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	23,334,865
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	12,756,284
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund Admiral Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	42,165,392
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	30,437,480
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	10,315,724
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	2,502,196
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	2,269,197
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	5,502,869
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	7,457,467
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	7,649,327
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	12,719,351
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	15,853,785
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	10,434,561
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	2,812,023
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	1,023,485
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	37,153
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	4,822,694
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	15,751,162
Investment, Identifier [Axis]: Vanguard U.S. Growth Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	21,155,138
Investment, Identifier [Axis]: Vanguard Wellington Fund Admiral Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	22,659,238
Investment, Identifier [Axis]: Vanguard Windsor II Fund Investor Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	$ 19,541,757